Note 14 - Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2013	2014	2015

Assumptions:
Risk-free interest rate	1.298%	1.314%	0.980%
Expected lives (years)	15	15	15
Expected volatility	57.020%	55.861%	55.217%
Expected dividends	0.893%	0.535%	0.909%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Yen	Years	Thousands of Yen
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value

Unexercised options outstanding—March 31, 2013	268	53,600	¥1
Granted	89	17,800	1
Exercised	(11)	(2,200)	1
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2014	346	69,200	1
Granted	128	25,600	1
Exercised	(16)	(3,200)	1
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2015	458	91,600	1

Exercisable options—March 31, 2015	330	66,000	1	27.31	¥130,254
Expected to vest after July 11, 2015	128	25,600	1	29.30	50,523

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Net income attributable to IIJ	¥5,300,654	¥4,442,237	¥3,322,081
Transfers from the noncontrolling interests
Increase in additional paid-in capital for acquisition of noncontrolling interest of IIJ-Exlayer	-	99	-
Net transfers from noncontrolling interest	-	99	-
Change from net income attributable to IIJ and transfers from noncontrolling interests	¥5,300,654	¥4,442,336	¥3,322,081